Dreyfus Treasury & Agency Cash Management

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 8, 2019 (SEC Accession No. 0000796251-19-000013).